RELATED PARTY TRANSACTIONS - (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 01, 2012	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2012 ft²
Transactions With Third Party [Line Items]
Free rental space | ft²					220
Office Building Lease		$ 159	$ 154	$ 169
Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Lease period	10 years
Naning Xuying [Member]
Transactions With Third Party [Line Items]
Number Of Shares Transferred | shares				30,595,859
Beihai Silver Beach [Member] | Management Services [Member]
Transactions With Third Party [Line Items]
Service fee incurred		501	421	$ 470
Beihai Silver Beach [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred		0	113	0
Upsky San Francisco [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred		0	17	20
Upsky Long Island [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred		0	81	116
Upsky Lighthouse Hotel [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred				$ 1
Nanning Xuyin [Member] | Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Entity owned percentage				80.00%
Guilin Bank [Member] | Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Shares hold by entity | shares				73,430,061
Training service fee [Member]
Transactions With Third Party [Line Items]
Service fee incurred		$ 0	$ 111